S000008096 [Member] Investment Objectives and Goals - SA JPMorgan Global Equities Portfolio	Jul. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: SA FIDELITY INSTITUTIONAL AM® GLOBAL EQUITIES PORTFOLIO (FORMERLY, SA JPMORGAN GLOBAL EQUITIES PORTFOLIO)
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Portfolio’s investment goal is to seek long-term capital appreciation.